STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (10,850,513)
Adjustments to reconcile net income to net cash used in operating activities:
Expensed offering costs on issuance of Public Warrants	545,873
Unrealized gain on investments held in Trust Account	(98,582)
Loss on sale of private placement warrants	240,000
Change in fair value of warrant liabilities	9,933,330
Changes in operating assets and liabilities:
Prepaid expenses	(463,999)
Accounts payable	10,991
Accrued expenses	48,022
Franchise tax payable	69,945
Net cash used in operating activities	(564,933)
Cash flows from investing activities
Cash deposited in Trust Account	(500,000,000)
Net cash used in investing activities	(500,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from issuance of promissory note	300,000
Repayment of promissory note	(300,000)
Proceeds from initial public offering, net of underwriter's discount paid	490,000,000
Proceeds from sale of private placement warrants	12,000,000
Payment of offering costs	(534,144)
Net cash provided by financing activities	501,490,856
Net decrease in cash and cash equivalents	925,923
Cash and cash equivalents, beginning of period	925,923
Cash and cash equivalents, end of period	925,923
Supplemental disclosures of non-cash investing and financing activities:
Class A common stock subject to possible redemption	448,852,870
Initial classification of warrant liabilities	37,573,340
Forfeiture of Class B common stock	$ 188